COLUMBIA WORLD EQUITY FUND
                  (formerly named Columbia Global Equity Fund)
                                  (the "Fund")

                  Supplement to Prospectus dated August 1, 2005

The section entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

  Brian Condon, a vice president of Columbia Management Advisors, LLC ("Columbia Advisors"), is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Condon has been associated with Columbia Advisors or its predecessors since 2000.

  Fred Copper, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putman Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.

  Colin Moore, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Moore has been associated with Columbia Advisors or it predecessors since September, 2002. Prior to September, 2002, Mr. Moore was chief investment officer of global/international value equities and associate director of research at Putnam Investments.

  Sean P. Wilson, a senior portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Advisors or its predecessors since June, 2003. Prior to June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.

  The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


  SUP-47/91115-1005                                            October 11, 2005

                            COLUMBIA WORLD EQUITY FUND
                   (formerly named Columbia Global Equity Fund)

                 Supplement to the Statement of Additional Information
                                 Dated August 1, 2005


1. The table "Other Accounts Managed by Portfolio Managers" under the section PORTFOLIO MANAGERS is revised in its entirety and replaced with the following:

------------------------------- -------------------------------- ------------------------------ ---------------------------------


                                     Other SEC-registered           Other pooled investment
      Portfolio Manager           open-end and closed-end funds          vehicles                      Other accounts
------------------------------- -------------------------------- ------------------------------ ---------------------------------
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
                                  Number of         Assets        Number of        Assets        Number of          Assets
                                  accounts                        accounts                        accounts
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
Brian Condon                          2         $2.022 billion        2         $359 million         59          $918 million
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
Fred Copper*                          0              N/A              0             N/A              3             $100,000
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
Colin Moore                           2         $2.022 billion        2         $359 million         57          $919 million
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
Sean P. Wilson                        2         $2.022 billion        2         $359 million         59          $918 million
------------------------------- -------------- ----------------- ------------ ----------------- ------------- -------------------
* Information provided as of September 30, 2005.


2. The table "Ownership of Securities" under the section PORTFOLIO MANAGERS is revised in its entirety and replaced with the following:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Brian Condon                                                              $10,001-$50,000
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Fred Copper                                                                      $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Colin Moore                                                                      $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Sean P. Wilson                                                                   $0
------------------------------------------------------- -----------------------------------------------------

3. The table "Compensation" under the section PORTFOLIO MANAGERS is revised in its entirety and replaced with the following:

----------------------------------- ----------------------------------------- --------------------------------------------
        Portfolio Manager                    Performance Benchmark                            Peer Group

----------------------------------- ----------------------------------------- --------------------------------------------
----------------------------------- ----------------------------------------- --------------------------------------------
Brian Condon                             MSCI The World Index Net (USD)             Morningstar World Stock Category
----------------------------------- ----------------------------------------- --------------------------------------------
----------------------------------- ----------------------------------------- --------------------------------------------
Fred Copper                              MSCI The World Index Net (USD)             Morningstar World Stock Category
----------------------------------- ----------------------------------------- --------------------------------------------
----------------------------------- ----------------------------------------- --------------------------------------------
Colin Moore                              MSCI The World Index Net (USD)             Morningstar World Stock Category
----------------------------------- ----------------------------------------- --------------------------------------------
----------------------------------- ----------------------------------------- --------------------------------------------
Sean P. Wilson                           MSCI The World Index Net (USD)             Morningstar World Stock Category
----------------------------------- ----------------------------------------- --------------------------------------------


SUP-39/91202-1005                                               October 11, 2005